Notes Payable – Related Party (Details)	1 Months Ended	12 Months Ended
	May 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Notes Payable – Related Party (Details) [Line Items]
Proceeds unsecured notes payable			$ 215,341		$ 968,674
Principal reduction of debt (in Dollars)		$ 1,483,738
Accrued interest (in Dollars)		$ 131,320
Estimated market borrowing rate percentage		462228.00%	462228.00%	10.00%	10.00%
Accrued interest			$ 38,301		$ 363,439
Maturity term				3 years	3 years
Contribution benefit reserves					$ 170,329
Finance expense			$ 276,602
Proceeds aggregate amount (in Dollars)	$ 610,247
Payroll cost					$ 610,247
Total loan (in Dollars)				$ 170,168
Bottom of range [member]
Notes Payable – Related Party (Details) [Line Items]
Loans bearing interest percentage		116152.00%	116152.00%	2.45%	2.45%
Top of range [member]
Notes Payable – Related Party (Details) [Line Items]
Loans bearing interest percentage				3.95%	3.95%